Organization and Business Operation	12 Months Ended
Dec. 31, 2024
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION
NOTE 1 – ORGANIZATION AND BUSINESS OPERATION
Denali Capital Acquisition Corp. (the “Company” or “Denali”) is a newly organized blank check company incorporated in the Cayman Islands on January 5, 2022. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (a “Business Combination”).
As of December 31, 2024, the Company had not commenced any operations. All activity for the period from January 5, 2022 (inception) through December 31, 2024, relates to the Company’s organizational activities, those necessary to prepare for and complete the initial public offering (“IPO”), identifying a target company for a business combination, and activities in connection with an initial business combination, including with respect to our proposed business combination with Semnur Pharmaceuticals, Inc (“Semnur”). The Company does not expect to generate any operating revenues until after the completion of an initial Business Combination. The Company is generating non-operating
income in the form of income from the investment of proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Denali Capital Global Investments LLC, a Cayman Islands limited liability company (the “Sponsor”).
Financing
The registration statement for the Company’s IPO became effective on April 6, 2022. On April 11, 2022, the Company consummated the IPO of 8,250,000 units (including over-allotment of 750,000 units) (“Public Units”). Each Public Unit consists of one Class A ordinary share, $0.0001 par value per share (such shares included in the Public Units, the “Public Shares”), and one redeemable warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Public Share at an exercise price of $11.50 per share. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds of $82,500,000, which is described in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 510,000 units (including over-allotment of 30,000 units) (the “Private Placement Units”) to the Sponsor at a price of $10.00 per Private Placement Unit in a private placement generating gross proceeds of $5,100,000, which is described in Note 4. Transaction costs amounted to $5,105,315, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriters’ fees and $567,815 of other offering costs, and were all initially charged to shareholders’ equity.
Trust Account
Following the consummation of the IPO on April 11, 2022, a total of $84,150,000 of the net proceeds from the IPO and the sale of the Private Placement Units was deposited in a trust account (the “Trust Account”). The net proceeds were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company. Further, on April 12, 2023, the Company issued a press release announcing that it deposited $825,000 into the Trust Account, 50% of this amount being a loan from the Sponsor in the form of a convertible promissory note and other 50% amount was transferred directly from the remaining cash on hand balance at that time, in order to extend the period of time it has to consummate a business combination by an additional three months, from then current deadline of April 11, 2023 to July 11, 2023. On July 13, 2023, the Company issued a press release announcing that an aggregate of $825,000 has been deposited into the Company’s Trust Account in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of July 11, 2023 to October 11, 2023. Furthermore, subsequently, on October 11, 2023, the Company issued another press release announcing that the Company’s shareholders extended the date by which the Company must consummate an initial business combination from October 11, 2023 to July 11, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time (the “Extension”). The Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $50,000 or (b) $0.03 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, and hence, an aggregate of $150,000 has been deposited into the Company’s Trust Account through December 31, 2023 in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of October 11, 2023 to January 11, 2024. Until June 2024, there has been further deposit of an aggregate of $300,000 into the Trust Account for extension from January 11, 2024 to July 11, 2024. However, on June 4, 2024, to mitigate the risk of being deemed to have been operating as an unregistered investment company under the Investment Company Act, the Company instructed Wilmington Trust, National Association, the trustee with respect to the Trust Account, to liquidate the U.S. government securities or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash in an interest-bearing bank deposit account until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. Interest on bank deposit accounts is variable and such accounts currently yield interest of approximately 3.5% per annum.
During the shareholder’s meeting held on October 11, 2023, shareholders holding 3,712,171 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $40.5 million (approximately $10.92 per share) was removed from the Trust Account to pay such holders. Following redemptions and through December 31, 2023, the Company had 4,537,829 public shares outstanding.
On July 10, 2024, the shareholders of the Company held an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend (the “extension”) the date by which the Company must: (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities; (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination; and (iii) redeem 100% of the Company’s Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”), included as part of the units sold in the Company’s IPO from July 11, 2024 to April 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine (9) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $20,000 or (b) $0.02 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest
bearing promissory note payable upon consummation of an initial business combination.
In connection with the extraordinary general meeting on July 10, 2024, shareholders holding 3,785,992 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $43.4 million (approximately $11.47 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 751,837 public shares outstanding.
On July 10, 2024, Company issued a convertible promissory note (the “Convertible Promissory Note 2”) in the total principal amount of up to $180,000 to Sponsor. The Convertible Promissory Note 2 was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of the Sponsor prior to the maturity of the Convertible Promissory Note 2. The Convertible Promissory Note 2 matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.

On August 9, 2024, the Company issued a convertible promissory note in the total principal amount of up to $180,000 to Scilex (the “Extension Scilex Convertible Promissory Note”). The Extension Scilex Convertible Promissory Note was issued with an initial principal balance of $15,064, with the remaining $164,936 drawable at the Company’s request and upon the consent of Scilex prior to the maturity of the Extension Scilex Convertible Promissory Note. The Extension Scilex Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.
As of December 31, 2024, Scilex deposited aggregated total of $75,292 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination to January 11, 2025.
On January 6, 2025, February 11, 2025 and March 11, 2025, Scilex had deposited an aggregate of $45,191 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from January 11, 2025 to April 11, 2025.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the assets held in the Trust Account (excluding any deferred underwriters’ fees and taxes payable on the interest income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Business Combination
The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination (initially anticipated to be $10.20 per Public Unit, plus any pro rata interest then in the Trust Account, net of taxes payable). The Public Shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the “penny stock” rules of the Securities and Exchange Commission (the “SEC”)) either prior to or upon consummation of an initial Business Combination. However, a greater net tangible asset or cash requirement may be contained in the agreement relating to the Business Combination. In shareholders’ meeting held on October 11, 2023, it was resolved to eliminate this limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Amendment”). If the Company is unable to complete the initial Business Combination within the Combination Period, including Extension (refer to Note 9), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.
The founder shares are designated as Class B ordinary shares (the “founder shares”) and, except as described below, are identical to the Public Shares, and holders of founder shares have the same shareholder rights as Public Shareholders, except that (i) prior to the Company’s initial Business Combination, only holders of the founder shares have the right to vote on the appointment of directors, including in connection with the completion of the Company’s initial Business Combination, and holders of a majority of the founder shares may remove a member of the board of directors for any reason, (ii) the founder shares are subject to certain transfer restrictions, as described in more detail below, (iii) the Company’s initial shareholders have entered into an agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the Company’s initial Business Combination, (B) waive their redemption rights with respect to their founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of the Company’s Public Shares in connection with an initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination by April 11, 2025 (or as may be extended by a shareholder vote to further extend the time to consummate a business combination, as applicable), and (C) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete its initial Business Combination by April 11, 2025 (or as may be extended by a shareholder vote to further extend the time to consummate a business combination, as applicable), although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame, (iv) the founder shares will automatically convert into Public Shares concurrently with or immediately following the consummation of the Company’s initial Business Combination, or earlier at the option of the holder thereof, and (v) the founder shares are entitled to registration rights. If the Company submits its initial Business Combination to its Public Shareholders for a vote, the Sponsor and each member of the Company’s management team have agreed to vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination. During an extraordinary general meeting held on October 11, 2023, a proposal was approved that Class A ordinary shares will be issued to holders of Class B ordinary shares upon the exercise of the right of a holder of the Company’s Class B ordinary shares, par value $0.0001 per share, to convert such holder’s Class B ordinary shares into Class A ordinary shares on a one-for-one
basis at any time and from time to time prior to the closing of an initial business combination at the election of the holder (the “Founder Share Amendment”). No such conversions have been made as of the date of this filing. Further, the Class B ordinary shares that convert into Class A ordinary shares do not possess redemption rights.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s registered public accounting firm) for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.20 per Public Share due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to seek access to the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Company’s Sponsor will not be responsible to the extent of any liability for such third party claims.
Merger Agreement – Longevity (termination)
On January 25, 2023, the Company entered into an Agreement and Plan of Merger (the “Longevity Merger Agreement”), by and among Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), Denali SPAC Holdco, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Holdco”), Denali SPAC Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Denali Merger Sub”), Longevity Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Longevity Merger Sub”), and Bradford A. Zakes, solely in the capacity as seller representative (the “Seller Representative”).
On June 26, 2024, pursuant to Section 11.1(a) of the Longevity Merger Agreement, the parties entered into a termination agreement (the “Termination Agreement”) pursuant to which the Longevity Merger Agreement was terminated effective as of the date of the Termination Agreement (the “Termination”).
As a result of the Termination Agreement, the Longevity Merger Agreement is of no further force and effect (other than certain customary limited provisions that survive the termination pursuant to the terms of the Longevity Merger Agreement) and ancillary agreements entered into in connection with the Longevity Merger Agreement also automatically terminated in accordance with their respective terms. As a result of the termination of the Longevity Merger Agreement, Holdco filed the Registration Withdrawal Request on Form RW on August 9, 2024, to withdraw its registration statement on Form
S-4,
as amended, initially filed with the SEC on March 29, 2023.
Merger Agreement – Semnur
On August 30, 2024, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Semnur Pharmaceuticals, Inc. (“Semnur”), a Delaware corporation and wholly owned subsidiary of Scilex Holding Company (“Scilex”), and Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”). The term “New Semnur” is used to refer to the Company after completion of the transactions contemplated by the Merger Agreement.
Subject to the terms and conditions set forth in the Merger Agreement, the total consideration to be paid at Closing by the Company to Semnur’s equity holders will be an amount equal to the quotient of (a) $2,500,000,000 divided by (b) $10.00, and will be payable in New Semnur Common Shares. In accordance with the terms and subject to the conditions of the Merger Agreement, following the Company’s deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”) and at the effective time of the Merger (the “Effective Time”): (i) each share of common stock of Semnur issued and outstanding immediately prior to the Effective Time will be automatically converted into the right to receive, without interest, a number of shares of common stock of New Semnur (the “New Semnur Common Shares”) equal to the Exchange Ratio (as defined in the Merger Agreement); (ii) each share of Series A preferred stock of Semnur issued and outstanding immediately prior to the Effective Time will be automatically converted into the right to receive, without interest, (a) one share of Series A preferred stock of New Semnur (the “New Semnur Preferred Share”) and (b) one-tenth of one New Semnur Common Share, and (iii) subject to the Company’s receipt of the Option Exchange Approval (as defined in the Merger Agreement), each option to purchase a share of Semnur common stock that is then outstanding shall be converted into the right to receive an option to purchase a number of New Semnur Common Shares as determined by the Exchange Ratio upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the Effective Time, with the exercise price thereof adjusted by the Exchange Ratio. For purposes of the Merger Agreement, Semnur’s equity value is $2,500,000,000.

Other Agreements
The Merger Agreement contemplates the execution of various additional agreements and instruments, on or before the closing of the Merger, including, among others, the following:
Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, the Sponsor and each of the Company’s directors and executive officers entered into a sponsor support agreement with the Company and Semnur (the “Sponsor Support Agreement”), pursuant to which the Sponsor and each of Company’s directors and executive officers has agreed to, among other things: (i) vote in favor of the Parent Shareholder Approval Matters (as defined in the Merger Agreement) and in favor of any proposal in respect of an Extension Amendment (as such terms are defined in the Merger Agreement); (ii) vote against (or otherwise withhold written consent of, as applicable) any “Business Combination” (as such term is defined in Denali’s organizational documents) or any proposal relating thereto (in each case, other than as contemplated by the Merger Agreement); (iii) vote against (or otherwise withhold written consent of, as applicable) any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by the Company (other than the Merger Agreement and the transactions contemplated thereby); (iv) vote against (or otherwise withhold written consent of, as applicable) any change in the business, management or board of directors of the Company (other than in connection with the Merger Agreement and the transactions contemplated thereby); and (v) vote against (or otherwise withhold written consent of, as applicable) any proposal, action or agreement that would (a) impede, frustrate, prevent or nullify any provision of the Sponsor Support Agreement or the Merger Agreement or any of the transactions contemplated thereby, (b) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of Denali or Merger Sub under the Merger Agreement, (c) result in any of the conditions set forth in Article VIII of the Merger Agreement not being fulfilled or (d) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Under the terms of the Sponsor Support Agreement, the Sponsor also agreed to certain standstill provisions with respect to the ordinary shares and other equity securities of the Company held by the Sponsor.
Stockholder Support Agreement
Concurrently with the execution of the Merger Agreement, the Company, Semnur and Scilex (as the then sole stockholder of Semnur) entered into a company stockholder support agreement (the “Stockholder Support Agreement”), pursuant to which Scilex agreed to, among other things: (i) appear at any meeting of Semnur’s stockholders related to the transactions contemplated by the Merger Agreement, or otherwise cause its shares of Semnur common stock to be counted as present thereat for the purpose of establishing a quorum; (ii) vote (or execute and return an action by written consent), or cause to be voted at any such meeting of Semnur’s stockholders (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Semnur common stock in favor of the Merger Agreement and the Business Combination; (iii) authorize and approve any amendment to Semnur’s certificate of incorporation or bylaws that is deemed necessary or advisable by Semnur for purposes of effecting the Business Combination; and (iv) vote (or execute and return an action by written consent), or cause to be voted at any such meeting of Semnur’s stockholders (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Semnur common stock against any other action that would reasonably be expected to (a) impede, interfere with, frustrate, delay, postpone or adversely affect the Business Combination, (b) result in a breach of any covenant, representation or warranty or other obligation or agreement of Semnur under the Merger Agreement or (c) result in a breach of any covenant, representation or warranty or other obligation or agreement of Scilex contained in the Stockholder Support Agreement.
Sponsor Interest Purchase Agreement
In connection with the execution and delivery of the Merger Agreement, the Sponsor and Scilex entered into a Sponsor Interest Purchase Agreement (the “SIPA”) dated August 30, 2024 (the “Signing Date”). Pursuant to the

SIPA, Scilex agreed to purchase 500,000 Class B ordinary shares, par value $0.0001 per share (the “Purchased Interests”), of the Company that are currently held by the Sponsor. The aggregate consideration for the purchase and sale of the Purchased Interests is as follows: (i) $2,000,000 (the “Cash Consideration”) and (ii) 300,000 shares of common stock, par value $0.0001 per share, of Scilex (the “Scilex Shares”). Pursuant to the SIPA, Scilex has paid the Cash Consideration on the Signing Date and has agreed to issue the Scilex Shares to the Sponsor contingent upon and following the occurrence of the Effective Time. The Purchased Interests will convert automatically, on a one-for-one basis, into one New Semnur Common Share at the effective time of the Domestication pursuant to the terms of the Merger Agreement.
Amended and Restated Registration Rights Agreement
The Merger Agreement contemplates that, at or prior to the closing of the Merger, the Company and Scilex will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), which, among other things, will govern the registration of certain New Semnur Common Shares for resale and be effective as of the closing of the Merger.
Stockholder Agreement
Concurrently with the execution of the Merger Agreement, the Company entered into a Stockholder Agreement with Scilex (the “Stockholder Agreement”). Pursuant to the Stockholder Agreement, from and after the Effective Time, and for so long as Scilex beneficially owns any New Semnur Preferred Shares, among other things, (i) Scilex shall have the right, but not the obligation, to designate each director to be nominated, elected or appointed to the Board of Directors of New Semnur (“New Semnur Board”) (each, a “Stockholder Designee” and collectively, the “Stockholder Designees”), regardless of (i) whether such Stockholder Designee is to be elected to the New Semnur Board at a meeting of stockholders called for the purpose of electing directors (or by consent in lieu of meeting) or appointed by the New Semnur Board in order to fill any vacancy created by the departure of any director or increase in the authorized number of members of the New Semnur Board, or (ii) the size of the New Semnur Board, and New Semnur will be required to take all actions reasonably necessary, and not otherwise prohibited by applicable law, to cause each Stockholder Designee to be so nominated, elected or appointed to the New Semnur Board as more fully described in the Stockholder Agreement. Scilex shall also have the right to designate a replacement director for any Stockholder Designee that has been removed from the New Semnur Board and the right to appoint a representative of Scilex to attend all meetings of the committees of the New Semnur Board. The Stockholder Agreement also provides that New Semnur will be prohibited from taking certain actions without the consent of Scilex. Such actions include, among other things, amendments to the certificate of designations designating the New Semnur Preferred Shares, increases or decreases in the size of the New Semnur Board, the incurrence of certain amounts of indebtedness and the payment of dividends on New Semnur Common Shares. In addition, the Stockholder Agreement provides that New Semnur will be prohibited from taking certain actions without the consent of Oramed (but only until the date on which all payments under the Oramed Note and all other obligations under the Oramed Note have been paid in full in cash (such date, the “Release Date”)). The actions that require Oramed’s consent include, among other things, (i) amending certain agreements, including the Stockholder Agreement, the Merger Agreement, New Semnur’s certificate of incorporation or bylaws, Semnur’s 2024 Stock Option Plan, the Stockholder Support Agreement and the Debt Exchange Agreement, in each case that adversely affect the rights of capital stock held by Scilex in New Semnur (ii) approval of the issuance of capital stock of New Semnur that would result in Scilex holding less than 55% of the outstanding shares or voting power of New Semnur, (iii) forming any subsidiary that is not wholly owned and controlled by New Semnur, (iv) permitting any option grants to Scilex Insiders (as defined therein) pursuant to Semnur’s 2024 Stock Option Plan prior to the execution of the Merger Agreement to be exercisable and (v) permitting certain compensation payments to Scilex Insiders (as defined therein).

Liquidity, Capital Resources and Going Concern Consideration
The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note (the “Promissory Note”) from the Sponsor of up to $400,000 (see Note 5) which was fully repaid on April 12, 2022. Subsequent to the consummation of the IPO and sale of the Private Placement Units on April 11, 2022, a total of $84,150,000 was placed in the Trust Account, and the Company had $1,515,795 of cash held outside of the Trust Account, after payment of costs related to the IPO, and available for working capital purposes. In connection with the IPO, the Company incurred $5,105,315 in transaction costs, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriting fees and $567,815 of other offering costs.
As of December 31, 2024, all of the assets of $9,021,005 held in the Trust Account have been held solely in cash in an interest-bearing demand deposit account at a bank. The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less income taxes payable), to complete the Business Combination. To the extent that the Company’s share capital or debt is used, in whole or in part, as consideration to complete a Business Combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue the Company’s growth strategies.
As of December 31, 2024, the Company had cash of $16,868 outside of the Trust Account. If the Company does not complete the business combination, it intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.
As of December 31, 2024, the Company had a working deficit of $7,530,216. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, it will repay such loaned amounts without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside of the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. On April 11, 2023, the Company issued the Convertible Promissory Note (“Convertible Promissory Note 1”) in the total principal amount of up to $825,000 to the Sponsor. The Convertible Promissory Note 1 bears an interest accruing on the unpaid and outstanding total principal amount at the lowest short-term Applicable Federal Rate as in effect on the date thereof and is payable in arrears on the earlier of (i) the closing of Denali’s initial business combination and (ii) the date of the liquidation of the Company (the “Maturity Date”). Interest will be calculated on the basis of a
365-day
year and the actual number of days elapsed, to the extent permitted by applicable law. The Convertible Promissory Note 1 was issued with an initial principal balance of $412,500 (the “Initial Principal Amount”). The Sponsor has further lent loans in the aggregate amount of $430,000 on July 18, 2023, October 12, 2023 and December 29, 2023. The Sponsor further lent an aggregate of $565,700 to the Company for the Convertible Promissory Note 1 during the year ended December 31, 2024. On April 2, 2024 the Company and Sponsor agreed that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $186,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date raising the total limit up to $1,200,000. On January 24, 2025, the Company and Sponsor agreed that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $591,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date, raising the total limit up to $2,000,000.

On July 10, 2024, the Company issued Convertible Promissory Note 2 in the total principal amount of up to $180,000 to Sponsor. The Convertible Promissory Note 2 was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of the Sponsor prior to the maturity of the Convertible Promissory Note 2.
As of December 31, 2024, there was an amount of $1,408,200 and $15,037 outstanding under Working Capital Loans in the form of the Convertible Promissory Note 1 and 2, respectively, issued to the Sponsor.
As of December 31, 2024, the outstanding amount under the Working Capital Loans in the form of the Convertible Promissory Note 1 issued to the Sponsor had exceeded the limit of $1,200,000, reaching $1,408,200, resulting in an overdrawn position. To remediate this overdrawn balance, on January 24, 2025, the Company issued a third amended and restated promissory note (the “Third Restated Note”) to amend and restate Convertible Promissory Note 1, increasing the total principal amount to $2,000,000.
On July 11, 2023, the Company issued a convertible note (“FutureTech Convertible Promissory Note”) in the total principal amount of $825,000 to FutureTech Capital LLC (“FutureTech”) and 100% of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination. On October 11, 2023, the Company issued another convertible promissory note in the total principal amount of up to $450,000 to FutureTech. The Convertible Promissory Note was issued with an initial principal balance of $50,000, with the remaining $400,000 drawable at the Company’s request and upon the consent of FutureTech prior to the maturity of the Convertible Promissory Note. Consequently, $400,000 of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination from October 11, 2023 to July 11, 2024. As of December 31, 2024, there was an amount of $1,275,000 outstanding in the form of the Convertible Promissory Note issued to FutureTech. Further, the amount of $58,586 with interest at 4.80% on amount borrowed from Futuretech for the Extension was recognized as accrued interest expense – others as of December 31, 2024.
On August 9, 2024, the Company issued a convertible promissory note in the total principal amount of up to $180,000 to Scilex (the “Extension Scilex Convertible Promissory Note”). The Extension Scilex Convertible Promissory Note was issued with an initial principal balance of $15,064, with the remaining $164,936 drawable at the Company’s request and upon the consent of Scilex prior to the maturity of the Extension Scilex Convertible Promissory Note. The Extension Scilex Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.
As of December 31, 2024, Scilex deposited aggregated total of $75,292 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination to January 11, 2025.
On January 6, 2025, February 11, 2025 and March 11, 2025, Scilex had deposited an aggregate of $45,191 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from January 11, 2025 to April 11, 2025.
Based on the foregoing, management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs through the consummation of the initial Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
In accordance with ASC Subtopic
205-40,
“Presentation of Financial Statements – Going Concern”, the Company has evaluated that there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern through April 11, 2025 (as extended pursuant to amended and restated memorandum and articles of association of the Company dated July 10, 2024), the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action, related sanctions on the world economy and the ongoing hostilities in the Middle East are not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flow is also not determinable as of the date of these consolidated financial statements.
On February 22, 2024, the Company received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A). The staff at Nasdaq also noted in the Letter that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(3)(A), which requires listed companies to have total assets and total revenue of at least $50,000,000 each for the most recently completed fiscal year or for two of the three most recently completed fiscal years. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has 180 calendar days, or until August 20, 2024, to regain compliance. The Letter notes that to regain compliance, the Company’s MVLS must close at or above $50 million for a minimum of ten consecutive business days during the compliance period. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by August 20, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel. The Company intends to actively monitor the Company’s MVLS between now and August 20, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.
On July 26, 2024, Denali, received a letter from the staff at Nasdaq informing Denali that it had regained compliance with Nasdaq Listing Rule 5450(b)(2)(A) and that Nasdaq is in compliance with the Nasdaq Global Market’s requirements. The Denali Units continued to trade on Nasdaq under the symbol “DECAU”, the Class A ordinary shares continued to trade on Nasdaq under the symbol “DECA” and Denali public warrants continued to trade on Nasdaq under the symbol “DECAW.”
On October 2, 2024, the Company received a written notice (the “Notice”) from the staff at Nasdaq notifying the Company that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(2)(A) (the “MVLS Rule”), which requires the Company to maintain a MVLS of $50.0 million, and Nasdaq Listing Rule 5450(b)(3)(A) (the “Total Assets Rule” and, together with the MVLS Rule, the “Listing Rules”), which requires the Company to maintain total assets and total revenue of at least $50.0 million each for the most recently completed fiscal year or two of the three most recently completed fiscal years, for continued listing on the Nasdaq Global Market. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Global Market.

The Notice states that the Company has 180 calendar days, or until March 31, 2025, to regain compliance with the Listing Rules. To regain compliance, the Company’s MVLS must meet or exceed $50.0 million for a minimum of ten consecutive business days during the 180-day compliance period ending on March 31, 2025. In the event the Company does not regain compliance with the Listing Rules prior to the expiration of the compliance period, it will receive written notification that its securities are subject to delisting. At that time, the Company will have the opportunity to appeal the decision to a Nasdaq Hearing Panel. The Company intends to monitor its MVLS and consider its available options to regain compliance with the Listing Rules.